CONTINGENCIES (Details) (USD $)	0 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2013
Intellectual Property Matters [Abstract]
Annual Sales Of Provigil During Settlement Agreements		$ 500,000,000
Annual Sales Of Provigilwhen Genericlaunched	1,000,000,000
Pantoprazole Settlement Agreement Amount		1,600,000,000
Pantoprazole Settlement Additional Provision 2014		670,000,000
Pantoprazole Insurance Coverage		560,000,000
Pantoprazole Settlement Payment 1		660,000,000
Pantoprazole Settlement Payment 2		140,000,000
Litigation Settlement Expense For Pantoprazole Litigation		$ 930,000,000
Barr and Duramed products [Member]
Approximate number of product liability cases		6,000
Approximate number of pending cases		70
Approximate number of cases that have been dismissed		5,900
pending cases Litigation In An Arkansas Federal Court		18
Teva And Subsidiaries [Member]
Approximate number of product liability cases		4,000
Approximate number of cases that have been dismissed		500
Parties To A Tort Proceeding Cases Against Teva In Philadelphia Court		40.00%
Approximate Number Of Plaintiffs Claiming Injuries		4,400